LOANS, FINANCING AND DEBENTURES - Debentures (Details) R$ in Thousands	Dec. 31, 2018 BRL (R$) item	Dec. 31, 2017 BRL (R$) item	Jan. 26, 2017 item	Jan. 13, 2017 item
4th issue - Series 3
LOANS, FINANCING AND DEBENTURES
Issued	810,000	810,000
Outstanding	23,557	23,557
Issue value | R$	R$ 810,000	R$ 810,000
1st issue - Minas Comunica
LOANS, FINANCING AND DEBENTURES
Issued	5,550	5,550
Outstanding	5,550	5,550
Issue value | R$	R$ 55,500	R$ 55,500
4th issue
LOANS, FINANCING AND DEBENTURES
Issued	130,000	130,000
Outstanding	130,000	130,000
Issue value | R$	R$ 1,300,000	R$ 1,300,000
4th, 5th and 6th issues
LOANS, FINANCING AND DEBENTURES
Transaction cost | R$	R$ 3,951	R$ 5,422
5th issue
LOANS, FINANCING AND DEBENTURES
Issued	200,000	200,000	200,000
Outstanding	200,000	200,000
Issue value | R$	R$ 2,000,000	R$ 2,000,000
6th issue
LOANS, FINANCING AND DEBENTURES
Issued	100,000	100,000		100,000
Outstanding	100,000	100,000
Issue value | R$	R$ 1,000,000	R$ 1,000,000